Discontinued Operations and Disposition	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS AND DISPOSITION

Note 5 - DISCONTINUED OPERATIONS AND DISPOSITION

On December 14, 2020, the Company entered into a share purchase agreement (the “Agreement”) with Haiyan Huang, Feng Zhi and Yinglu Gao (the “Buyers”), pursuant to which the Company agreed to sell to the Buyers 100% equity interest in Anyi Network including its subsidiaries, in exchange for a total consideration of $8,000,000, payable in the form of canceling 475,000 ordinary shares of the Company held by the Buyers, valued at $16.00 per share, and payment of $400,000 in cash (the “Cash Consideration”). The Buyers are former shareholders of Anyi Network. and there is no affiliation between the Buyers and the Company. The Buyers entered into a promissory note (the “Promissory Note”), pursuant to which the Buyers agreed to pay the Cash Consideration to the Company on or prior to June 30, 2021. The promissory note is not secured and bears no interest.

On December 14, 2020, the AGM Shares were duly cancelled pursuant to the Agreement. On December 20, 2020, the Buyers amended the register of members of Anyi Network Inc. with the Cayman Islands corporate registry.

On September 5, 2018, the Company sold 90% equity of wholly owned subsidiary AGM Holdings incorporated AGM Group Ltd (“AGM Belize”) to Mr. Zhentao Jiang (the “Buyer”), a related party, at a sales price of $450,000 (the “Transfer Price”). Pursuant to an equity transfer agreement, the Buyer shall pay the Transfer Price in available cash to the seller’s designated bank account. A 20% initial payment shall be paid by the Buyer within five working days upon the signing of the equity transfer agreement. A 30% shall be paid by the Buyer after the completion of legal and financial due diligence, and the remaining 50% shall be paid after the approval by The International Business Company Registry of Belize.

Pursuant to equity transfer agreement dated September 5, 2018, AGM Belize has ceased to be a wholly-owned subsidiaries of the Company. Additionally, the Company has ceased to provide forex trading brokerage business. As a result, the Company’s current shareholders will no longer benefit from any increase in the value, nor will they bear the risk of any decrease in the value, of the forex trading brokerage business.

Pursuant to ASC Topic 205-20, Presentation of Financial Statements - Discontinued Operations, the results of operations for the years ended December 31, 2020, 2019 and 2018 from Anyi Network and AGM Belize have been classified to loss from discontinued operations line on the accompanying consolidated statements of operations and comprehensive loss presented herein. The assets and liabilities also have been classified as discontinued operations in the Company’s consolidated financial statements as of December 31, 2020, 2019 and 2018.

The carrying amount of the major classes of assets and liabilities of discontinued operation as of December 31, 2020 and 2019 consist of the following:

	December 31, 2020	December 31, 2019
Assets of discontinued operation:
Current assets:
Cash and cash equivalents	$-	$613,980
Accounts receivables	-	66,535
Prepaid expenses and other current assets	-	40,762
Current assets of discontinued operation	-	721,277
Assets of discontinued operation – non-current	-	7,148,097
Total assets of discontinued operation	$-	$7,869,374

Liabilities of discontinued operation:
Current liabilities:
Accounts payable	$-	$59
Accrued expenses and other payables	-	118,090
Advanced from customers	-	67,484
Due to related parties	-	115,705
Total liabilities of discontinued operation	$-	$301,338

The summarized operating result of discontinued operations included in the Company’s consolidated statements of operations consist of the following:

	Years Ended December 31,
	2020	2019	2018
Revenues	$237,431	$379,630	$486,244
Cost of revenues	160,810	199,888	400,513
Gross profit	76,621	179,742	85,732
Operating expenses	412,686	196,060	(11,844,769)
Other income (expenses), net	(45,125)	(2,240)	60,499
Loss before income tax	(381,190)	(18,558)	(11,698,538)
Income tax expense	767	58,386	-
Loss from discontinued operations	(322,490)	(76,944)	(11,698,538)
Gain from disposal, net of tax	347,990	-	5,072,068
Total gain (loss) from discontinued operations, net of income taxes	$25,500	$(76,944)	$(6,626,470)

The Company realized a gain of $347,990 from the disposal of 100% equity of Anyi Network including its subsidiaries, offset by loss from discontinued operations of $322,490 in the year ended December 31, 2020. As the result, total gain from discontinued operation for the year ended December 31, 2020 amounted $25,500. The Company reclassified Anyi Network and its subsidiaries as discontinued operation and recorded a loss of $76,944 from discontinued operation in the year ended December 31, 2019.

On November 20, 2019, AGM Trade Global PTY LTD (“AGM Australia”), a wholly owned subsidiary incorporated on July 25, 2017, was dissolved under the law of Australia. As the result, AGM Australia had ceased business activities, no gain or loss was realized for the year ended December 31, 2019.

On October 8, 2019, AGM Holdings transferred its 100% ownership of AGMClub Service Limited (“AGMClub”), a Hong Kong company incorporated on August 14, 2017, for total considerations of $971. As the result, the Company realized loss of $319 for the year ended December 31, 2019 and recognized no gain or loss on the disposal.

On August 15, 2019, AGM Global Asset Management Limited (“AGM Global”), a wholly owned subsidiary acquired on May 24, 2018, was dissolved under the law of Cayman Islands. As the result, the AGM Global had ceased business and realized loss of $16,537.

On April 16, 2019, AGMTrade UK LTD (“AGM UK”), a wholly owned subsidiary incorporated on July 18, 2017, was dissolved under the law of England and Wales. As the result, AGM UK had ceased business activities, no gain or loss was realized for the year ended December 31, 2019.

The Company decided to discontinue AGM Belize’s operation and recognized impairment loss on intangible assets of $2,711,535 in fiscal 2018. The Company realized a gain of $450,000 from the disposal of 90% equity of AGM Belize with an investment cost basis of $0. The Company also realized a gain of $4,172,068 resulted from 90% of liabilities being assumed by the acquirer pursuant to the equity transfer agreement. Together, the Company recognized a total gain on disposal of operation of $5,072,068 for the year ended December 31, 2018 and recognized the remaining 10% equity in AGM Belize under cost method investment.